Summary of Significant Components of Current and Deferred Taxes (Detail) - BRL BRL in Thousands		Dec. 31, 2015	Dec. 31, 2014
Income Tax Rate Reconciliation [Line Items]
Recoverable taxes		BRL 1,062,851	BRL 1,158,133
Current income taxes payable		339,624	477,282
Income tax and social contribution on tax credits merged goodwill	[1]	2,423,763	1,605,513
Income tax and social contribution on temporary differences	[2]	3,885,435	2,499,243
Income tax and social contribution on tax loss carryforwards	[2]	4,134,378	3,447,938
Total-deferred taxes assets		10,443,576	7,552,694
Business combinations - other intangibles		(3,047,832)	(3,464,404)
Pension plan assets		(299,574)	(176,397)
Total deferred tax liabilities		(3,347,406)	(3,640,801)
Valuation allowance	[2]	(6,239,713)	(217,655)
Total deferred taxes, net		856,457	3,694,238
Imposto de Renda de Pessoa Juridica (IRPJ)
Income Tax Rate Reconciliation [Line Items]
Recoverable taxes	[3]	416,125	485,929
Recoverable social contribution (CSLL)
Income Tax Rate Reconciliation [Line Items]
Recoverable taxes	[3]	153,059	182,772
Current income taxes payable		211,571	306,366
IRRF/CSLL-withholding income taxes
Income Tax Rate Reconciliation [Line Items]
Recoverable taxes	[4]	346,389	428,488
Income Tax Recoverable
Income Tax Rate Reconciliation [Line Items]
Recoverable taxes	[5]	147,278	60,944
Social Corporation Taxes
Income Tax Rate Reconciliation [Line Items]
Current income taxes payable		BRL 128,053	BRL 170,916

[1]	Refer to: (i) deferred income tax and social contribution assets calculated as tax benefit originating from the goodwill paid on acquisition by the Company and recognized by the merged companies in the course of 2009. The realization of the tax basis arises from the amortization of the goodwill balance based on the STFC license and in the appreciation of property, plant and equipment, the utilization of which is estimated to occur through 2025, and (ii) deferred income tax and social contribution assets originating from the goodwill paid on the acquisition of interests by the Company in 2008-2011, recognized by the companies merged with and into TmarPart and by TmarPart merged with and into the Company on September 1, 2015, which was based on the Company's expected future earnings and the amortization of which is estimated to occur through 2025 (Note 1).
[2]	For the year ended December 31, 2015, total valuation allowance increased from R$217,655 million to R$6,239,713 million, reflecting valuation allowance totaling R$6,022,058 recognized for the companies that, as at December 31, 2015, do not expect to generate sufficient future taxable profits, based on consistent assumptions and timing used in the analysis of the potential impairment of long-lived assets and goodwill, against which tax assets could be offset. Most of our deferred tax assets have been reduced by a valuation allowance to the amount supported by reversing taxable temporary difference. The deferred tax assets not offset by valuation allowance are dependent upon the generation of future pretax income in certain of our tax-paying components in Brazil that have a history of profitability and an expectation of continued profitability. Management believes it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets that are not subject to the valuation allowance. However, deferred income tax assets can be reduced in the near term if estimates of future taxable income during the carryforward period are reduced. The net changed in valuation allowance in 2014 was R$217,655. No valuation allowance was recorded prior to 2014. The tax loss carryfowards of approximately R$12,159,935, corresponding to R$4,134,378 million of deferred tax assets, do not expire, and may be carried forward indefinitely.
[3]	Refer mainly to prepaid income tax and social contribution that will be offset against federal taxes payable in the future.
[4]	Refer to corporate income tax credits on short-term investments, related parties loans, government entities, and other that are used as deductions from income tax for the years, and social contribution withheld at source on services provided to government agencies.
[5]	Refer mainly to prior years' prepaid income tax and social contribution that will be offset against federal taxes payable.